UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS FUNDS
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS - 99.28%	Shares	Fair Value

Aerospace & Defense - 3.87%
Lockheed Martin Corp. (b)	4,200	$1,321,068

Agriculture - 2.51%
Altria Group, Inc. (b)	15,400	858,396

Banks - 23.41%
Bank of America Corp. (b)	69,000	2,003,760
BB&T Corp. (b)	4,900	257,250
Citigroup, Inc. (b)	21,000	1,400,490
Goldman Sachs Group, Inc. (b)	2,600	587,288
JPMorgan Chase & Co. (b)	17,200	1,840,572
Lloyds Banking Group PLC - ADR (b)	58,000	194,880
PNC Financial Services Group, Inc. (b)	2,300	329,843
Wells Fargo & Co. (b)	25,600	1,382,144
		7,996,227
Beverages - 4.57%
Diageo PLC - ADR (b)	5,800	849,816
PepsiCo, Inc. (b)	7,100	711,775
		1,561,591
Biotechnology - 0.45%
Biogen, Inc. (a) (b)	300	88,188
Gilead Sciences, Inc. (b)	1,000	67,400
		155,588
Building Materials - 0.20%
Johnson Controls International PLC (b)	2,000	67,120

Computers - 7.80%
Apple, Inc. (b)	10,500	1,962,135
International Business Machines Corp. (b)	4,700	664,157
Leidos Holdings, Inc. (b)	665	39,940
		2,666,232
Diversified Financial Services - 4.85%
BlackRock, Inc. (b)	3,100	1,656,113

Food - 3.44%
Sysco Corp. (b)	18,100	1,177,043

Healthcare - Products - 1.89%
Baxter International, Inc. (b)	9,100	644,644

Healthcare - Services - 1.39%
Catasys, Inc. (a) (b)	70,114	476,074

Insurance - 3.95%
Allianz SE - ADR (b)	1,400	28,938
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,321,557
		1,350,495
Internet - 0.23%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	79,204

Investment Companies - 0.20%
Ares Capital Corp. (b)	2,300	38,824
BlackRock Capital Investment Corp. (b)	4,500	28,080
		66,904
Lodging - 0.46%
MGM Resorts International (b)	5,000	157,250

WINNING POINTS FUNDS
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS - 99.28% (Continued)	Shares	Fair Value

Media - 0.91%
Comcast Corp. - Class A (b)	10,000	$311,800

Miscellaneous Manufacturing - 0.29%
General Electric Co. (b)	7,000	98,560

Oil & Gas - 17.97%
BP PLC - ADR (b)	36,200	1,658,684
Chevron Corp. (b)	8,900	1,106,270
China Petroleum & Chemical Corp. - ADR (b)	5,500	535,975
ConocoPhillips (b)	.	1,213,020
Exxon Mobil Corp. (b)	20,000	1,624,800
		6,138,749
Pharmaceuticals - 0.91%
AstraZeneca PLC - ADR (b)	2,800	103,684
Pfizer, Inc. (b)	5,000	179,650
Titan Pharmaceuticals, Inc. (a) (b)	30,000	28,500
		311,834
Retail - 6.94%
McDonald's Corp. (b)	10,800	1,728,108
Target Corp. (b)	8,800	641,432
		2,369,540
Semiconductors - 5.11%
Intel Corp. (b)	30,000	1,656,000
Skyworks Solutions, Inc. (b)	900	88,749
		1,744,749
Software - 6.63%
Microsoft Corp. (b)	22,900	2,263,436

Telecommunications - 1.30%
China Mobile Ltd. - ADR (b)	9,900	444,708

TOTAL COMMON STOCKS (Cost $24,682,712)		33,917,325

CLOSED-END FUNDS - 5.28%
Aberdeen Emerging Markets Equity Income Fund, Inc. (b)	6,022	51,852
Aberdeen Total Dynamic Dividend Fund (b)	30,000	266,400
Boulder Growth & Income Fund, Inc. (b)	97,000	1,034,020
Clough Global Equity Fund (b)	1,368	19,070
Special Opportunities Fund, Inc. (b)	22,185	334,328
Virtus Total Return Fund, Inc. (b)	8,985	98,386

TOTAL CLOSED-END FUNDS (Cost $1,496,249)		1,804,056

EXCHANGE-TRADED FUNDS - 3.92%

Equity Funds - 3.92%
iShares MSCI EAFE ETF (b)	10,200	707,880
iShares U.S. Financial Services ETF (b)	4,800	632,832
		1,340,712

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,344)		1,340,712

OPTIONS PURCHASED (Cost $124,713) - 0.29% (c)		99,430

WINNING POINTS FUNDS
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.90%
Federated Government Obligations Fund - Institutional Shares, 1.61% (d)	647,634	$647,634
TOTAL SHORT-TERM INVESTMENTS (Cost $647,634)		647,634

TOTAL INVESTMENTS (Cost $27,992,652) – 110.67%		$37,809,157

OPTIONS WRITTEN (Proceeds $5,534,382) - (11.73)% (e)		(4,006,905)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 1.06%		360,410

NET ASSETS - 100%		$34,162,662

(a) Non-income producing security.
(b) All or a portion of the security is segregated as collateral for options written.
(c) Please refer to the Schedule of Purchased Options for details of options purchased.
(d) Rate shown represents the 7-day effective yield at May 31, 2018, is subject to change and resets daily.
(e) Please refer to the Schedule of Written Options for details of options written.
ADR - American Depositary Receipt.
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2018 (Unaudited)

OPTIONS PURCHASED - 0.29%

PUT OPTIONS PURCHASED - 0.29%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	326	$74,980,000	$2,300.00	6/15/2018	$29,340
CBOE S&P 500 Index	326	$70,090,000	$2,150.00	7/13/2018	70,090
TOTAL PUT OPTIONS PURCHASED (Cost $124,713)					99,430

TOTAL OPTIONS PURCHASED (Cost $124,713)					$99,430

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2018 (Unaudited)

OPTIONS WRITTEN - (11.73)%

CALL OPTIONS WRITTEN - (3.81)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	80	$23,200,000	$2,900.00	12/20/2019	$971,600
CBOE S&P 500 Index	33	$9,735,000	$2,950.00	12/20/2019	329,505

TOTAL CALL OPTIONS WRITTEN (Proceeds $2,593,610)					1,301,105

PUT OPTIONS WRITTEN - (7.92%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	326	$79,055,000	$2,425.00	6/21/2019	2,705,800

TOTAL PUT OPTIONS WRITTEN (Proceeds $2,940,772)					2,705,800

TOTAL OPTIONS WRITTEN (Proceeds $5,534,382)					$4,006,905

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

Winning Points Funds

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock closed-end funds, mutual funds and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2018.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$33,917,325	$—	$—	$33,917,325
Closed-End Funds (2)	1,804,056	—	—	1,804,056
Exchange-Traded Funds (2)	1,340,712	—	—	1,340,712
Put Options Purchased	99,430	—	—	99,430
Short-Term Investments	647,634	—	—	647,634
Total Assets	$37,809,157	$—	$—	$37,809,157

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,301,105	$—	$—	$1,301,105
Put Options Written	2,705,800	—	—	2,705,800
Total Liabilities	$4,006,905	$—	$—	$4,006,905

(1)	As of and during the nine month period ended May 31, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended May 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

During the nine month period ended May 31, 2018, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Exchange-Traded and Closed-End Funds – The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Derivative Transactions

As of May 31, 2018, portfolio securities valued at $36,993,662 were held in escrow by the custodian as cover for call options written by the Fund.

As of May 31, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Investments, at value	$—	$—	$—
Put options purchased	Investments, at value	99,430	—	99,430
Total Assets		$99,430	$—	$99,430

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$1,301,105	$—	$1,301,105
Put options written	Options written, at value	2,705,800	—	2,705,800
Total Liabilities		$4,006,905	$—	$4,006,905

For the nine month period ended May 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$—	$—	$—
Put options purchased	Options purchased	14,588	—	14,588
Call options written	Options written	1,260,290	—	1,260,290
Put option written	Options written	241,585	—	241,585
		$1,516,463	$—	$1,516,463

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$—	$—	$—
Put options purchased	Options purchased	(135,679)	—	(135,679)
Call options written	Options written	(2,868,957)	—	(2,868,957)
Put option written	Options written	1,382,779	—	1,382,779
		$(1,621,857)	$—	$(1,621,857)

Winning Points Funds

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Liabilities
Options Purchased Contracts	$99,430	(1)	$—	$99,430	(1)	$99,430	(2)	$—	$—
Total	$99,430	(1)	$—	$99,430	(1)	$99,430	(2)	$—	$—

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Liabilities
Options Purchased Contracts	$4,006,905	(1)	$—	$4,006,905	(1)	$4,006,905	(2)	$—	$—
Total	$4,006,905	(1)	$—	$4,006,905	(1)	$4,006,905	(2)	$—	$—

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments May 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$27,967,702	$10,686,064	$(844,609)	$9,841,455

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 30, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	July 30, 2018